Restricted Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted investment balance
Contractual pipeline and surface facilities abandonment	$ 68,024	$ 63,619
BOEM platform abandonment [Member]
Restricted investment balance
Contractual pipeline and surface facilities abandonment	61,389	57,348
BOEM lease bonds [Member]
Restricted investment balance
Contractual pipeline and surface facilities abandonment	776	776
SPBPC Collateral Contractual pipeline and surface facilities abandonment [Member]
Restricted investment balance
Contractual pipeline and surface facilities abandonment	1,959	1,595
SPBPC Collateral California State Lands Commission pipeline right-of-way bond [Member]
Restricted investment balance
Contractual pipeline and surface facilities abandonment	3,000	3,000
SPBPC Collateral City of Long Beach pipeline facility permit [Member]
Restricted investment balance
Contractual pipeline and surface facilities abandonment	500	500
SPBPC Collateral Federal pipeline right-of-way bond [Member]
Restricted investment balance
Contractual pipeline and surface facilities abandonment	300	300
SPBPC Collateral Port of Long Beach pipeline license [Member]
Restricted investment balance
Contractual pipeline and surface facilities abandonment	$ 100	$ 100